Restatement of Prior Period Financial Statements - Schedule of Audited Condensed Consolidated Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024
Previously Reported [Member]
ASSETS
Prepaid expenses and other current assets	$ 59
Total current assets	17,404
Total assets	26,670
LIABILITIES AND STOCKHOLDERS’ DEFICIT
Additional paid-in capital
Accumulated deficit	(676,957)
Total members’ deficit	(650,689)	$ (66,134)	$ (49,374)
Total liabilities and members’ deficit	26,670
Adjustments [Member]
ASSETS
Prepaid expenses and other current assets	(11)
Total current assets	(4,179)
Total assets	(4,179)
LIABILITIES AND STOCKHOLDERS’ DEFICIT
Additional paid-in capital	(2,329)
Accumulated deficit	(1,850)
Total members’ deficit	(4,179)	(2,465)	(1,625)
Total liabilities and members’ deficit	(4,179)
As Corrected [Member]
ASSETS
Prepaid expenses and other current assets	48
Total current assets	13,226
Total assets	22,491
LIABILITIES AND STOCKHOLDERS’ DEFICIT
Additional paid-in capital	(2,329)
Accumulated deficit	(678,807)
Total members’ deficit	(654,868)	$ (68,599)	$ (51,000)
Total liabilities and members’ deficit	22,491
Related Party | Previously Reported [Member]
ASSETS
Note receivable – related party	4,167
Related Party | Adjustments [Member]
ASSETS
Note receivable – related party	(4,167)
Related Party | As Corrected [Member]
ASSETS
Note receivable – related party